TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2025	2024

Beginning balance	$6,694	$6,189
Decrease related to settlement tax years*	(4,696)	-
Additions for prior year tax positions	-	326
Decrease for prior year tax positions*	(1,179)	(378)
Additions for current year tax positions	1,750	557

Ending balance	$2,569	$6,694

* In 2025, Radware Ltd. was subject to an examination by the Israeli Income Tax Authority with respect to its tax returns for the 2019–2022 tax years. In December 2025, the Company entered into a settlement agreement with the Israeli Income Tax Authority, thereby concluding the examination. The Company had previously recorded adequate tax provisions to fully cover the obligations arising from the settlement. Accordingly, the audit findings and related agreement did not have a material impact on the Company’s consolidated statements of operations or its overall tax expense.

Following the execution of the settlement, the tax years 2019–2022 are considered closed and will not be subject to further assessment. Accordingly, the previously recorded tax allowance for those years has been reversed.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2025, 2024 and 2023, net amounts of nil, $278 and $225, respectively, were added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2025 and 2024, the Company had accrued interest liability related to uncertain tax positions in the amounts of nil and $889, respectively, which is included within other long-term liabilities on the consolidated balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income in the consolidated statements of income (loss).

The Company's U.S subsidiary files income tax returns in the U.S federal jurisdiction. As of December 31, 2025, the 2022 through 2025 tax years are open and may be subject to potential examinations in the U.S.

b.	Israeli taxation:

1.	Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations, an Israeli company calculates its tax liability in U.S. dollars according to certain orders. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates:

The Israeli corporate tax rate in 2025, 2024 and 2023 was 23%. A company is taxable on its real capital gains at the corporate tax rate in the year of sale. Non-Israeli subsidiaries are taxed according to the tax laws in their jurisdictions.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969 (the “Industry Law”):

Management believes that the Company currently qualifies as an "industrial company" under the above law and, as such, is entitled to certain tax benefits, including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

4.	Tax benefits under the Industry Law for the Encouragement of Capital Investments, 1959 (the “Investments Law”):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which includes Amendment 73 to the Investments Law (“Amendment 73”) was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9%, effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, and the new tax tracks under Amendment 73 are as follows:

Technological preferred enterprise – an enterprise whose total consolidated revenues (parent company and all subsidiaries) is less than NIS 10 billion. Technological Preferred Enterprise, as defined in the Investments Law, which is not located in development area A, is subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A, the tax rate is 7.5%), subject to satisfaction of a number of conditions, including compliance with a minimal amount or ratio of annual research and development expenditure and research and development employees, as well as having at least 25% of annual income derived from exports.

The Company believes it meets the conditions required to qualify as a Technological Preferred Enterprise.

Income not eligible for Preferred Technological Enterprise benefits is taxed at a regular rate of 23% from 2018 onwards.

c.         Taxes on income are comprised as follows:

	Year ended December 31,
	2025	2024	2023

Current taxes	$9,045	$6,188	$3,255
Deferred taxes	5	439	582

	$9,050	$6,627	$3,837

Domestic	$4,768	$3,651	$1,079
Foreign	4,282	2,976	2,758

	$9,050	$6,627	$3,837

	Year ended December 31,
	2025	2024	2023
Domestic taxes:

Current taxes	$6,514	$4,777	$488
Deferred taxes	(1,746)	(1,126)	591

	4,768	3,651	1,079
Foreign taxes:

Current taxes	2,531	1,411	2,767
Deferred taxes	1,751	1,565	(9)

	4,282	2,976	2,758

	$9,050	$6,627	$3,837

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2025	2024

Carryforward losses and tax credit	$21,070	$16,862
Deferred revenues	3,770	4,976
Operating lease liabilities	1,829	1,886
Employee stock-based compensation	6,290	7,173
Other temporary differences	3,913	3,521

Deferred tax assets before valuation allowance	36,872	34,418
Valuation allowance	(13,852)	(11,930)

Net deferred tax assets	23,020	22,488

Intangible assets, including goodwill	(4,749)	(4,656)
ROU assets	(1,668)	(1,909)
Depreciable assets	(852)	(837)

Deferred tax liability	(7,269)	(7,402)

Net deferred tax assets	$15,751	$15,086

e.	Foreign:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act, which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Apportioned income is also subject to tax in various states.

Through December 31, 2025, the U.S. subsidiary had a U.S. federal loss carryforward of $2,567, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2027 and fiscal 2038.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely.

g.
A reconciliation between the theoretical tax expense after the adoption of ASU 23-09, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income (loss) is as follows:

	Year ended December 31,
	2025

Israeli federal statutory tax rate	$6,741	23.0%

Foreign tax effects:

United States
State and local taxes	484	1.7%
Stock Based Compensation	656	2.2%
Other	1,000	3.4%

India
Changes in valuation allowance	916	3.1%
Non-deductible / taxable items	(383)	(1.3)%
Other	84	0.3%

Colombia
Withholding taxes	409	1.4%
Other	32	0.1%

Ecuador
Withholding taxes	579	2.0%

Other foreign jurisdictions	1,531	5.2%

Foreign withholding tax credits	(2,580)	(8.8)%

Changes in valuation allowances	3,022	10.3%

Non-taxable or Non-deductible items:
Stock Based Compensation	1,274	4.3%
Other	(30)	(0.1)%

Reduced tax rate for preferred technological enterprises	(3,660)	(12.5)%

Change in Unrecognized Tax Benefits	(561)	(1.9)%

Other	(463)	(1.6)%

Effective Tax Rate	$9,050	30.9%

A reconciliation between the theoretical tax expense prior to the adoption of ASU 2023-09, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income (loss) is as follows:

	2024	2023

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$12,665	$(17,753)

Statutory tax rate	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$2,913	$(4,083)
Tax adjustment in respect of different tax rate of foreign subsidiary	(141)	(57)
Non-deductible expenses and other permanent differences	820	536
Deferred taxes on losses for which valuation allowance was provided, net	3,498	2,635
Foreign withholding taxes	637	637
Share compensation relating to share options per ASC No. 718	158	3,716
Income taxes in respect of prior years	671	1,246
Change of tax rate	-	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(2,170)	(1,086)
Other	241	293

Actual tax expense	$6,627	$3,837

(*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.05	$0.03

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.05	$0.03

h.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic	$655	$(7,021)	$(33,444)
Foreign	28,652	19,686	15,691

Income (loss) before taxes on income	$29,307	$12,665	$(17,753)

i.	Cash paid during the year for taxes on income amounted to $2,218, $921 and $4,000 for the years ended December 31, 2025, 2024 and 2023, respectively.